SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended :  September 30, 2005

Check here if Amendment [X];  Amendment Number: 1
This Amendment (Check only one.):  [X]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSDW Equity Finance Services I (Cayman) Ltd.
Address: P.O. Box 309GT Ugland House, South Church Street
         George Town, Grand Cayman, Cayman Islands

13F File Number:
28-11348

September 2005

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  John A. Roberts
TITLE: Director
PHONE: 212-761-5650

Signature, Place, and Date of Signing

/s/ John A. Roberts
----------------------------
New York, New York 10036
November 15, 2005

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Mangers Reporting for this Manager:
28-03432        Morgan Stanley


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